Risk management - Cash flow hedge for future exports - Movement in other comprehensive income (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risk management
Opening balance	$ (945,250)	$ (136,470)
Exchange difference	(3,029,837)	(1,533,744)
Realized exports	576,875	249,976
Ineffectiveness	(949)	24,496
Deferred tax	858,947	450,492
Closing balance	$ (2,540,214)	$ (945,250)